Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2012
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGAAX
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGACX
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGAIX
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDAVX
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDCVX
Henderson Dividend & Income Builder Fund (Prospectus Summary) | Henderson Dividend & Income Builder Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDIVX
Henderson Emerging Markets Opportunities Fund (Prospectus Summary) | Henderson Emerging Markets Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMAX
Henderson Emerging Markets Opportunities Fund (Prospectus Summary) | Henderson Emerging Markets Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMCX
Henderson Emerging Markets Opportunities Fund (Prospectus Summary) | Henderson Emerging Markets Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMIX
Henderson European Focus Fund (Prospectus Summary) | Henderson European Focus Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEAX
Henderson European Focus Fund (Prospectus Summary) | Henderson European Focus Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEBX
Henderson European Focus Fund (Prospectus Summary) | Henderson European Focus Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFECX
Henderson European Focus Fund (Prospectus Summary) | Henderson European Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFEIX
Henderson Global Equity Income Fund (Prospectus Summary) | Henderson Global Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQAX
Henderson Global Equity Income Fund (Prospectus Summary) | Henderson Global Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQCX
Henderson Global Equity Income Fund (Prospectus Summary) | Henderson Global Equity Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFQIX
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFPAX
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFPCX
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFPIX
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGAX
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGBX
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGCX
Henderson Global Technology Fund (Prospectus Summary) | Henderson Global Technology Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGIX
Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOAX
Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOBX
Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOCX
Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFORX
Henderson International Opportunities Fund (Prospectus Summary) | Henderson International Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFOIX
Henderson Japan Focus Fund (Prospectus Summary) | Henderson Japan Focus Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJAX
Henderson Japan Focus Fund (Prospectus Summary) | Henderson Japan Focus Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJCX
Henderson Japan Focus Fund (Prospectus Summary) | Henderson Japan Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFJIX